Fair Value Measurements - Summary Of Quantitative Information Regarding Level 3 Fair Value Measurements (Detail) - Forward Purchase Agreement Liability And Warrant Liabilities - Private Placement Warrants - Fair Value, Inputs, Level 3
Jan. 26, 2021 yr
Unit price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	10.90
Term to initial Business Combination
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	1.0
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	10.0
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.58
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.0